Capital Stock (Details) - USD ($)		12 Months Ended
	Mar. 08, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2012
Capital Stock (Textual)
Common stock, shares authorized		100,000,000	100,000,000
Voting rights, description		Voting rights are not cumulative and, therefore, the holders of more than 50% of the common stock could, if they choose to do so, elect all of the directors of the Company.
Common stock per share		$ 0.40
Common stock issue		5,500,000
Fair value of common stock		$ 2,200,000
2019 Activity [Member]
Capital Stock (Textual)
Common stock issue		250,000		130,000
Fair value of common stock		$ 100,000		$ 52,000
2018 Activity [Member]
Capital Stock (Textual)
Shares of common stock sold			2,125,000
Cash proceeds			$ 850,000
Common stock per share			$ 0.40
Agreement for debt owed related, description	This agreement discharged all of the debt owed by the Company to DMRJ and its related affiliates and returned all of the shares of preferred stock to the Company in exchange for $625,000.
2018 Activity [Member] | Convertible debt holders [Member]
Capital Stock (Textual)
Shares of common stock sold		300,000	4,500,000
Cash proceeds			$ 625,000